Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 2-70 - Franklin Mutual Global Discovery VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 124
3 years	387
5 years	670
10 years	$ 1,477